Financial Instruments (Schedule of Contractual Maturities of Financial Liabilities ) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative finance liabilities
Currency swap	€ 2,117	€ 1,244
Carrying amount [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	66,092	44,864
Finance lease obligation including current maturities		4,020
Debentures	51,343	57,631
Trade payables and other accounts payable	4,819	2,990
Total non-derivative financial liabilities	122,254	109,505
Derivative finance liabilities
Forward contracts	977	2,650
Currency swap	2,117	1,244
Swap contracts	632	539
Total derivative finance liabilities	3,726	4,433
Contractual cash flows [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	71,826	48,506
Finance lease obligation including current maturities		4,987
Debentures	58,667	67,884
Trade payables and other accounts payable	4,819	2,990
Total non-derivative financial liabilities	135,312	124,367
Derivative finance liabilities
Forward contracts	977	2,650
Currency swap	2,117	1,244
Swap contracts	632	539
Total derivative finance liabilities	3,726	4,433
Less than 1 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	7,350	4,313
Finance lease obligation including current maturities		483
Debentures	11,029	7,251
Trade payables and other accounts payable	4,819	2,990
Total non-derivative financial liabilities	23,198	15,037
Derivative finance liabilities
Forward contracts
Currency swap	192	(145)
Swap contracts	173	121
Total derivative finance liabilities	365	(24)
Second year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	7,805	4,861
Finance lease obligation including current maturities		483
Debentures	10,656	11,398
Trade payables and other accounts payable
Total non-derivative financial liabilities	18,461	16,742
Derivative finance liabilities
Forward contracts
Currency swap	622	75
Swap contracts	263	183
Total derivative finance liabilities	885	258
3-5 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	22,501	14,744
Finance lease obligation including current maturities		1,449
Debentures	31,133	31,880
Trade payables and other accounts payable
Total non-derivative financial liabilities	53,634	48,073
Derivative finance liabilities
Forward contracts	977	2,650
Currency swap	947	446
Swap contracts	155	116
Total derivative finance liabilities	2,079	3,212
Sixth year and thereafter [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	34,170	24,588
Finance lease obligation including current maturities		2,572
Debentures	5,849	17,355
Trade payables and other accounts payable
Total non-derivative financial liabilities	40,019	44,515
Derivative finance liabilities
Forward contracts
Currency swap	356	868
Swap contracts	41	119
Total derivative finance liabilities	€ 397	€ 987